Contingencies	12 Months Ended
Dec. 31, 2011
Contingencies [Abstract]
Contingencies
(25)	Contingencies

In the ordinary course of operations, the Company may become a party to legal proceedings. Based upon information currently available, management believes that such legal proceedings, in the aggregate, will not have a material adverse effect on our business, financial condition, or results of operations.